Share-based payments (Tables)	6 Months Ended
Sep. 30, 2025
Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
A summary of RSUs activity is as follows:
(1)RSUs with service-based conditions (equity settled)
The RSUs with service-based conditions vest over a service period ranging from ten months to three years.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	3,834,430	5.42
Vested	(105,096)	5.43
Forfeited and cancelled	(1,928)	5.00
Balance as of September 30, 2025	3,727,406	5.42
(2)RSUs with market conditions (equity settled)
The RSUs with market conditions vest in three years, based on the condition that the average closing price for the Ordinary Shares for the 30-calendar-day period up to and including the trading day prior to the date of vesting is at least $12.00 per share.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	285,419	3.13
Vested	—	—
Forfeited and cancelled	(1,928)	2.85
Balance as of September 30, 2025	283,491	3.14